Variable Interest Entities Revolving Conduit Facilities (Details) - Variable Interest Entity, Primary Beneficiary - Asset-backed securities - USD ($)													12 Months Ended
	Jun. 10, 2015	Jun. 03, 2015	May 27, 2015	Jan. 16, 2015	Jan. 15, 2015	Jun. 26, 2014	Jun. 13, 2014	Mar. 27, 2014	Dec. 20, 2013	Sep. 27, 2013	Sep. 26, 2013	Sep. 25, 2013	Dec. 31, 2015	Dec. 21, 2015	Dec. 10, 2015	Dec. 03, 2015	Nov. 23, 2015	Jul. 15, 2015	Mar. 25, 2015	Mar. 24, 2015	Mar. 24, 2014
Midbrook Funding Trust 2013 VFN1 | Personal Loans
Debt Instrument [Line Items]
Maximum principal balance that can be issued							$ 300,000,000				$ 300,000,000
Amount Funded at Closing of Securitization Transaction											$ 0		$ 0
Funding Period Including Extended Period							2 years
Funding Period											1 year
Springleaf Funding Trust 2013 VFN1
Debt Instrument [Line Items]
Maximum principal balance that can be issued										$ 350,000,000
Amount Funded at Closing of Securitization Transaction										$ 0
Funding Period Including Extended Period										3 years
Outstanding balance													0
Funding Period										2 years
Extended Funding Period										1 year
Springleaf Funding Trust 2013 VFN1 | Personal Loans
Debt Instrument [Line Items]
Maximum principal balance that can be issued													350,000,000
Sumner Brook Funding Trust 2013 VFN1
Debt Instrument [Line Items]
Maximum principal balance that can be issued				$ 350,000,000					$ 350,000,000
Amount Funded at Closing of Securitization Transaction									$ 0
Funding Period Including Extended Period									2 years
Outstanding balance													100,000,000	$ 100,000,000
Funding Period				3 years	2 years				2 years
Whitford Brook Funding Trust2014 VFN1 | Personal Loans
Debt Instrument [Line Items]
Maximum principal balance that can be issued		$ 250,000,000				$ 300,000,000														$ 300,000,000
Securitization Required Minimum Balance						$ 100,000,000															$ 100,000,000
Amount paid under securitization																			$ 100,000,000
Outstanding balance													200,000,000			$ 100,000,000		$ 100,000,000
Funding Period						3 years
Mill River 2015 VFN1
Debt Instrument [Line Items]
Maximum principal balance that can be issued			$ 400,000,000
Amount Funded at Closing of Securitization Transaction													0
Outstanding balance													400,000,000		$ 200,000,000		$ 200,000,000
Funding Period			3 years
Second Avenue funding, LLC securitization
Debt Instrument [Line Items]
Maximum principal balance that can be issued		$ 250,000,000
Amount Funded at Closing of Securitization Transaction													0
Outstanding balance													250,000,000				$ 250,000,000
Funding Period		3 years
First Avenue Funding LLC 2015
Debt Instrument [Line Items]
Maximum principal balance that can be issued	$ 250,000,000
Amount Funded at Closing of Securitization Transaction													0
Outstanding balance													$ 250,000,000
Funding Period	2 years
Springleaf Funding Trust 2013 BAC
Debt Instrument [Line Items]
Proceeds from accounts receivable securitization												$ 500,000,000
Springleaf Funding Trust 2013 BAC | Personal Loans
Debt Instrument [Line Items]
Repayments of debt								$ 231,000,000
Personal Loans | Springleaf Funding Trust 2013 BAC
Debt Instrument [Line Items]
Amount of notes sold under private securitization transaction												$ 500,000,000